Income Taxes - Summary of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ 7,998,667	₩ 4,477,272
Amounts recognized in profit or loss	(378,178)	3,427,690
Amount recognized in other comprehensive income (loss)	(128,337)	93,705	₩ (354,903)
Amounts recognized directly in equity	0	0
Ending balance	7,492,152	7,998,667	4,477,272
Deferred income tax on temporary differences
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(5,589,462)	(7,416,288)
Amounts recognized in profit or loss	1,699,403	1,733,121
Amount recognized in other comprehensive income (loss)	(128,337)	93,705
Amounts recognized directly in equity	0	0
Ending balance	(4,018,396)	(5,589,462)	(7,416,288)
Employee benefits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	339,284	199,553
Amounts recognized in profit or loss	384,503	6,597
Amount recognized in other comprehensive income (loss)	139,566	133,134
Amounts recognized directly in equity	0	0
Ending balance	863,353	339,284	199,553
Cash flow hedges
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(20,855)	(55,340)
Amounts recognized in profit or loss	(126,825)	29,622
Amount recognized in other comprehensive income (loss)	(8,435)	4,863
Amounts recognized directly in equity	0	0
Ending balance	(156,115)	(20,855)	(55,340)
Investments in subsidiaries, associates and joint ventures
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(7,117,637)	(8,377,687)
Amounts recognized in profit or loss	(597,996)	1,300,263
Amount recognized in other comprehensive income (loss)	(134,639)	(40,213)
Amounts recognized directly in equity	0	0
Ending balance	(7,850,272)	(7,117,637)	(8,377,687)
Property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(7,007,277)	(7,541,638)
Amounts recognized in profit or loss	(462,457)	534,361
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(7,469,734)	(7,007,277)	(7,541,638)
Finance lease
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(225,696)	(405,639)
Amounts recognized in profit or loss	683	179,943
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(225,013)	(225,696)	(405,639)
Intangible Assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(23,405)	(24,931)
Amounts recognized in profit or loss	(3,168)	1,526
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(26,573)	(23,405)	(24,931)
Financial assets at fair value through profit or loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(1,742)	3,457
Amounts recognized in profit or loss	1,012	(5,199)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(730)	(1,742)	3,457
Financial assets at fair value through other comprehensive income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	27,358	21,143
Amounts recognized in profit or loss	18,110	16,839
Amount recognized in other comprehensive income (loss)	(61,807)	(10,624)
Amounts recognized directly in equity	0	0
Ending balance	(16,339)	27,358	21,143
Deferred revenue
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	156,400	169,980
Amounts recognized in profit or loss	1,705,918	(13,580)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	1,862,318	156,400	169,980
Provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	7,041,660	7,089,344
Amounts recognized in profit or loss	561,988	(47,684)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	7,603,648	7,041,660	7,089,344
Doubtful receivables
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	2,400	2,474
Amounts recognized in profit or loss	(136)	(74)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	2,264	2,400	2,474
Other financial liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	17,992	21,418
Amounts recognized in profit or loss	(561)	(3,426)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	17,431	17,992	21,418
Gains or losses on foreign exchange translation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	128,010	134,316
Amounts recognized in profit or loss	87,265	(6,306)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	215,275	128,010	134,316
Allowance for doubtful accounts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	55,743	58,235
Amounts recognized in profit or loss	12,078	(2,492)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	67,821	55,743	58,235
Accrued income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	33,935	16,614
Amounts recognized in profit or loss	(48,467)	17,321
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(14,532)	33,935	16,614
Special deduction for property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(211,860)	(215,159)
Amounts recognized in profit or loss	542	3,299
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(211,318)	(211,860)	(215,159)
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	1,216,228	1,487,572
Amounts recognized in profit or loss	166,914	(277,889)
Amount recognized in other comprehensive income (loss)	(63,022)	6,545
Amounts recognized directly in equity	0	0
Ending balance	1,320,120	1,216,228	1,487,572
Deferred income tax on unused tax losses and tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	13,588,129	11,893,560
Amounts recognized in profit or loss	(2,077,581)	1,694,569
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	11,510,548	13,588,129	11,893,560
Unused tax losses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	13,338,743	11,662,105
Amounts recognized in profit or loss	(2,038,156)	1,676,638
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	11,300,587	13,338,743	11,662,105
Excess of donation limit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	46,322	81,046
Amounts recognized in profit or loss	(4,112)	(34,724)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	42,210	46,322	81,046
Tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	203,064	150,409
Amounts recognized in profit or loss	(35,313)	52,665
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	₩ 167,751	₩ 203,064	₩ 150,409